Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted cash
Schedule of restricted cash

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Non‑current restricted cash
Rental guarantees	€630	€251	€256
Total non‑current	€630	€251	€256
Current restricted cash
Escrow account < 1 year	—	1,692	1,692
Total restricted cash	€630	€1,943	€1,948